Summary of Status of Nonvested Shares (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding By Exercise Price [Line Items]
Nonvested at beginning of year, Shares	2,612,876	496,059	1,318,162
Granted, Shares	4,018,253	2,890,943	173,387
Vested, Share	(695,751)	(594,876)	(741,007)
Forfeited, Share	(475,478)	(179,250)	(254,483)
Nonvested at end of year, shares	5,459,900	2,612,876	496,059
Nonvested at beginning of year, Weighted Average Grant-Date Price	$ 3.96	$ 10.39	$ 13.21
Granted, Weighted Average Grant-Date Price	$ 3.26	$ 3.96	$ 8.01
Vested, Weighted Average Grant-Date Price	$ 3.45	$ 9.00	$ 14.19
Forfeited, Weighted Average Grant-Date Price	$ 3.79	$ 4.97	$ 11.31
Nonvested at end of year, Weighted Average Grant-Date Price	$ 3.52	$ 3.96	$ 10.39